Bank Owned Life Insurance (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Investments, All Other Investments [Abstract]
Bank Owned Life Insurance		$ 11,150,045	$ 11,474,305
Life Insurance, Corporate or Bank Owned, Change in Value	315,000	300,000	339,000
Bank Owned Life Insurance Income	315,000	554,364	339,000
BOLI death benefits		$ 254,000